Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 32.9%	Par	Value
United States Treasury Note
2.75%, 05/15/2025	$3,500,000	$3,467,706
2.25%, 03/31/2026	4,000,000	3,912,969
3.75%, 08/31/2026	4,000,000	4,006,094
3.75%, 08/15/2027	7,000,000	7,034,180
2.88%, 05/15/2028	5,395,000	5,267,079
3.25%, 06/30/2029	2,500,000	2,464,307
0.88%, 11/15/2030	4,900,000	4,171,221
1.88%, 02/15/2032	8,935,000	7,892,467
4.38%, 05/15/2034	1,850,000	1,938,019
TOTAL U.S. TREASURY SECURITIES (Cost $40,912,013)		40,154,042

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 31.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QE0622, 2.00%, 04/01/2052	745,293	626,395
Pool QF0492, 5.50%, 09/01/2052	785,537	802,757
Pool RA7927, 4.50%, 09/01/2052	1,220,532	1,202,536
Pool RC2401, 2.00%, 01/01/2037	997,992	918,828
Pool SB0531, 2.50%, 06/01/2036	961,539	905,034
Pool SD0913, 2.50%, 02/01/2052	1,397,689	1,218,490
Pool SD3234, 2.50%, 12/01/2051	1,567,758	1,364,256
Pool SD3475, 5.50%, 08/01/2053	1,197,148	1,216,598
Pool SD3477, 6.50%, 08/01/2053	501,629	524,547
Pool SD4697, 6.00%, 02/01/2054	1,711,468	1,764,954
Pool SD5573, 3.00%, 08/01/2052	1,323,796	1,205,556
Series 4634, Class MA, 4.50%, 11/15/2054	759,189	757,882
Series 5145, Class AB, 1.50%, 09/25/2049	400,443	322,584
Federal National Mortgage Association
Pool 628837, 6.50%, 03/01/2032	7,273	7,509
Pool 663238, 5.50%, 09/01/2032	9,585	9,784
Pool 741373, 6.41% (1 yr. CMT Rate + 2.28%), 12/01/2033	5,451	5,569
Pool 744805, 6.27% (RFUCCT6M + 1.52%), 11/01/2033	5,750	5,726
Pool 764342, 6.90% (RFUCCT6M + 1.52%), 02/01/2034	18,466	18,568
Pool BQ3248, 2.00%, 11/01/2050	1,426,959	1,189,537
Pool BQ6307, 2.00%, 11/01/2050	1,256,315	1,047,084
Pool BR5634, 2.00%, 03/01/2051	766,079	642,628
Pool BW0025, 4.00%, 07/01/2052	632,964	608,266
Pool CB2548, 2.50%, 01/01/2052	1,252,846	1,090,533
Pool FM6555, 2.00%, 04/01/2051	973,452	816,995
Pool FM9973, 3.00%, 08/01/2051	1,285,873	1,169,022
Pool FS0031, 2.50%, 10/01/2051	1,245,803	1,076,829
Pool FS0348, 2.00%, 01/01/2052	1,402,513	1,177,375
Pool FS3239, 3.50%, 08/01/2050	1,256,058	1,185,750
Pool FS3607, 2.50%, 02/01/2037	942,022	885,179
Pool FS4862, 2.50%, 10/01/2051	1,439,170	1,254,506
Pool FS7276, 5.00%, 09/01/2053	1,803,095	1,806,098
Pool FS7744, 6.50%, 04/01/2054	573,791	605,290
Pool FS8384, 3.50%, 02/01/2051	1,931,486	1,835,400
Pool MA2998, 3.50%, 04/01/2032	259,786	255,168
Pool MA4208, 2.00%, 12/01/2050	706,798	589,530
Pool MA4492, 2.00%, 12/01/2051	1,089,999	904,036
Ginnie Mae I, Pool 781186, 9.00%, 06/15/2030	6,783	6,820
Ginnie Mae II
Pool MA6598, 2.50%, 04/20/2050	677,843	599,902
Pool MA6994, 2.00%, 11/20/2050	701,214	595,715
Pool MA7706, 3.00%, 11/20/2051	2,620,511	2,390,969
Pool MA8487, 3.50%, 12/20/2052	972,022	913,425
Pool MA8876, 4.00%, 05/20/2053	1,858,503	1,797,257
Pool MA9777, 4.50%, 07/20/2054	931,489	920,386
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $38,280,240)		38,241,273

CORPORATE BONDS - 25.4%	Par	Value
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/2024	1,185,000	1,181,708
American Tower Corp., 3.60%, 01/15/2028	616,000	601,367
Analog Devices, Inc., 1.70%, 10/01/2028	1,335,000	1,227,134
Broadcom, Inc., 4.55%, 02/15/2032	1,195,000	1,194,459
Carrier Global Corp., 2.24%, 02/15/2025	1,190,000	1,177,796
Citigroup, Inc., 3.20%, 10/21/2026	1,224,000	1,199,192
Clorox Co., 4.40%, 05/01/2029	1,201,000	1,211,947
Comcast Corp., 3.40%, 04/01/2030	639,000	613,212
Crown Castle, Inc., 3.30%, 07/01/2030	659,000	616,515
Dollar Tree, Inc., 4.20%, 05/15/2028	1,206,000	1,191,266
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)	1,230,000	1,206,920
Fortis, Inc., 3.06%, 10/04/2026	610,000	593,723
Hasbro, Inc., 3.55%, 11/19/2026	1,225,000	1,201,295
HSBC Holdings PLC, 6.59% (3 mo. Term SOFR + 1.64%), 09/12/2026	1,100,000	1,109,883
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026	589,000	585,638
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,181,000	1,188,918
Marvell Technology, Inc., 5.75%, 02/15/2029	1,145,000	1,201,919
Morgan Stanley, 3.13%, 07/27/2026	1,215,000	1,193,933
Oracle Corp., 2.80%, 04/01/2027	1,240,000	1,200,866
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	1,062,000	1,216,466
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	1,440,000	1,244,642
Revvity, Inc., 1.90%, 09/15/2028	674,000	614,783
Roper Technologies, Inc., 4.50%, 10/15/2029	1,200,000	1,207,950
Sysco Corp., 5.95%, 04/01/2030	559,000	600,350
Trimble, Inc., 6.10%, 03/15/2033	1,130,000	1,220,383
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	1,170,000	1,215,326
Waste Connections, Inc., 5.00%, 03/01/2034	1,790,000	1,838,092
Wells Fargo & Co., 3.00%, 10/23/2026	1,229,000	1,201,486
West Fraser Timber Co. Ltd., 4.35%, 10/15/2024 (a)	1,000,000	999,590
TOTAL CORPORATE BONDS (Cost $31,262,913)		31,056,759

ASSET-BACKED SECURITIES - 4.0%	Par	Value
American Homes 4 Rent, Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (a)	510,000	507,868
CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, 02/16/2027	900,000	879,377
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	210,000	211,702
CNH Equipment Trust
Series 2023-B, Class A2, 5.90%, 02/16/2027	614,682	617,301
Series 2024-B, Class A2A, 5.42%, 10/15/2027	515,000	519,560
Dext ABS Funding LLC, Series 2021-1, Class A, 1.12%, 02/15/2028 (a)	9,653	9,637
FHF Trust
Series 2021-1A, Class A, 1.27%, 03/15/2027 (a)	21,705	21,607
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	89,107	88,010
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	730,000	751,165
John Deere Owner Trust, Series 2023-C, Class A2, 5.76%, 08/17/2026	648,752	650,620
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (a)	104,208	102,778
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	500,000	509,064
TOTAL ASSET-BACKED SECURITIES (Cost $4,875,020)		4,868,689

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%	Par	Value
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	1,636,522	1,273,312
Series Q006, Class APT2, 2.76%, 09/25/2026 (b)	93,681	91,423
Series Q007, Class APT1, 7.32%, 10/25/2047 (b)	68,319	68,402
Series Q010, Class APT1, 6.98%, 04/25/2046 (b)	42,368	42,426
Federal National Mortgage Association
Pool BL1160, 3.64%, 01/01/2026	750,000	742,129
Series 2016-M10, Class AV1, 2.35%, 11/25/2045	159,715	156,939
FREMF Mortgage Trust, Series 2020-KF74, Class B, 7.61% (30 day avg SOFR US + 2.26%), 01/25/2027 (a)	148,475	143,702
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,777,809)		2,518,333

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.6%	Par	Value
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050 (a)(b)	787,700	726,758
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $745,853)		726,758

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%	Shares
First American Government Obligations Fund - Class Z, 4.78% (c)	5,000,161	5,000,161
TOTAL SHORT-TERM INVESTMENTS (Cost $5,000,161)		5,000,161

TOTAL INVESTMENTS - 100.4% (Cost $123,854,009)		122,566,015
Liabilities in Excess of Other Assets - (0.4)%		(530,935)
TOTAL NET ASSETS - 100.0%		$122,035,080

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Brown Advisory Intermediate Income Fund
Schedule of Open Futures Contracts
September 30, 2024 (Unaudited)
Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	2	12/19/2024	$235,911	$236,594	$683
U.S. Treasury 2 Year Notes	21	12/31/2024	4,364,692	4,373,086	8,394
U.S. Treasury 5 Year Notes	102	12/31/2024	11,189,217	11,208,047	18,830
					$27,907

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(4)	12/19/2024	$(456,304)	$(457,125)	$(821)
U.S. Treasury Ultra Bonds	(6)	12/19/2024	(799,681)	(798,563)	1,118
U.S. Treasury Long Bonds	(8)	12/19/2024	(1,013,233)	(993,500)	19,733
					$20,030
Total Unrealized Appreciation (Depreciation)					$47,937

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3
U.S. Treasury Securities	$–	$40,154,042	$–
Agency Residential Mortgage-Backed Securities	–	38,241,273	–
Corporate Bonds	–	31,056,759	–
Asset-Backed Securities	–	4,868,689	–
Agency Commercial Mortgage-Backed Securities	–	2,518,333	–
Non-Agency Residential Mortgage-Backed Securities	–	726,758	–
Money Market Funds	5,000,161	–	–
Total Investments	$5,000,161	$117,565,854	$–

Investments in Affiliates
September 30, 2024 (Unaudited)

See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 06/30/2024	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 09/30/2024	Dividend Income	Capital Gain Distributions	Shares Owned at 09/30/2024
$15,322,826	$-	$(15,625,531)	$(1,931,982)	$2,234,687	$-	$24,811	$-	$-